Note 20 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value adjustments (note 5)	$ (591)	$ (1,421)	$ (19,785)
Balance	32,266
Less: current portion	4,884	1,552
Non-current portion	27,382	27,567
Fair Value, Inputs, Level 3 [Member]
Balance	29,119
Amounts recognized on acquisitions	12,056
Fair value adjustments (note 5)	(4,591)
Resolved and settled in cash	(1,434)
Other	(2,884)
Balance	32,266	$ 29,119
Less: current portion	4,884
Non-current portion	$ 27,382